Income taxes - Significant Components of Deferred Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 38,361	$ 34,682
Income tax credit carryforwards	6,620	5,175
Accruals and reserves	1,369	1,382
Deferred revenue	2,582	2,294
Operating lease liability	2,050
Stock-based compensation	788	377
Total gross deferred tax assets	51,770	43,910
Less valuation allowance	(45,507)	(40,274)	$ (33,834)
Net deferred tax assets	6,263	3,636
Contract assets	(1,213)	(156)
Receivables and deferred costs	(2,540)	(3,008)
Operating lease right-of-use asset	(1,803)
Prepaid assets	(337)	(217)
Depreciation expense	(370)	(255)
Total gross deferred tax liabilities	(6,263)	(3,636)
Net deferred tax assets	$ 0	$ 0